Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	889,035,606.31	41,322
Yield Supplement Overcollateralization Amount 02/28/22	22,657,155.31	0
Receivables Balance 02/28/22	911,692,761.62	41,322
Principal Payments	39,020,651.37	1,124
Defaulted Receivables	935,679.83	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	21,401,981.05	0
Pool Balance at 03/31/22	850,334,449.37	40,168

Pool Statistics	$ Amount	# of Accounts
Pool Factor	72.47%
Prepayment ABS Speed	1.92%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	5,443,178.65	227
Past Due 61-90 days	1,741,531.73	74
Past Due 91-120 days	340,514.22	12
Past Due 121+ days	0.00	0
Total	7,525,224.60	313

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	904,992.09
Aggregate Net Losses/(Gains) - March 2022	30,687.74
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.04%
Prior Net Losses/(Gains) Ratio	-0.13%
Second Prior Net Losses/(Gains) Ratio	0.45%
Third Prior Net Losses Ratio/(Gains)	0.49%
Four Month Average	0.21%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	9,778,846.17
Actual Overcollateralization	9,778,846.17
Weighted Average Contract Rate	3.89%
Weighted Average Contract Rate, Yield Adjusted	5.19%
Weighted Average Remaining Term	53.96

Flow of Funds	$ Amount
Collections	42,797,019.97
Investment Earnings on Cash Accounts	503.37
Servicing Fee	(759,743.97)
Transfer to Collection Account	-
Available Funds	42,037,779.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	257,130.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	10,927,247.47
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,778,846.17
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,484,489.76

Total Distributions of Available Funds	42,037,779.37

Servicing Fee	759,743.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	878,811,696.84
Principal Paid	38,256,093.64
Note Balance @ 04/15/22	840,555,603.20

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	340,931,696.84
Principal Paid	38,256,093.64
Note Balance @ 04/15/22	302,675,603.20
Note Factor @ 04/15/22	78.6149978%

Class A-3
Note Balance @ 03/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	385,010,000.00
Note Factor @ 04/15/22	100.0000000%

Class A-4
Note Balance @ 03/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	100,230,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	35,090,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	17,550,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	297,195.97
Total Principal Paid	38,256,093.64
Total Paid	38,553,289.61

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	62,504.14
Principal Paid	38,256,093.64
Total Paid to A-2 Holders	38,318,597.78

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2546906
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.7846615
Total Distribution Amount	33.0393521

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1623442
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	99.3638961
Total A-2 Distribution Amount	99.5262403

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	285.63
Noteholders' Third Priority Principal Distributable Amount	458.75
Noteholders' Principal Distributable Amount	255.62

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,924,574.03
Investment Earnings	313.14
Investment Earnings Paid	(313.14)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,266,996.80	$3,897,625.16	$4,889,128.28
Number of Extensions	149	131	165
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.41%	0.50%